Document and Entity Information Document	3 Months Ended
Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	MOLSON COORS BREWING CO
Entity Central Index Key	0000024545
Document Type	8-K
Document Period End Date	Mar. 31, 2016
Amendment Flag	false